CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 1,494,764	$ (831,479)
Defined benefit pension plans:
Unrecognized actuarial gain (loss)	(18,632)	3,452
Applicable income taxes	7,441	(1,381)
Unrecognized gain (loss) arising during period, net of income taxes	(11,191)	2,071
Curtailment loss, net of settlement losses of $1,845 for 2017 included in net periodic benefit cost	(1,350)	(154)
Applicable income taxes	540	62
Curtailment loss, net of settlement losses included in net periodic benefit cost, net of income taxes	(810)	(92)
Other comprehensive gain (loss)	(12,001)	1,979
Comprehensive income (loss)	1,482,763	(829,500)
Comprehensive income attributable to noncontrolling interests	(1,587)	(551)
Comprehensive Income (loss) attributable to Altice USA, Inc. stockholders	$ 1,481,176	$ (830,051)